Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income	₩ 85,624	₩ 88,888	₩ 69,651
Foreign currency gain	308,665	81,600	336,155
Gain on disposal of investments in equity accounted investees	2,993
Reversal of impairment loss on investments in equity accounted investees	613	4,701	4,149
Gain on transaction of derivatives	49,503	9,393	24,759
Gain on valuation of derivatives	193,570	234,742
Gain on disposal of financial assets at fair value through profit or loss	173
Gain on valuation of financial assets at fair value through profit or loss	11,678	6,511	4,072
Gain on valuation of financial liabilities at fair value through profit or loss	220,240
Finance income	873,059	425,835	438,786
Finance costs
Interest expense	414,521	434,089	370,479
Foreign currency loss	440,604	381,132	194,384
Loss on disposal of investments in equity accounted investees	80
Impairment loss on investments in equity accounted investees		2,609	3,344
Loss on repayment of borrowings	2,672	250	794
Loss on sale of trade accounts and notes receivable	37,087	4,877	5,258
Loss on transaction of derivatives	359	1,049	291
Loss on valuation of derivatives	65,585	21,795	187,344
Loss on disposal of financial assets at fair value through profit or loss	2	1,242
Loss on valuation of financial assets at fair value through profit or loss	5,205	704	2,311
Loss on valuation of financial liabilities at fair value through profit or loss		68,421	36,798
Others	248	446	1,675
Finance costs	₩ 966,363	₩ 916,614	₩ 802,678